MoA Small Cap Equity Index Fund Expense Example - MoA Small Cap Equity Index Fund - MoA Small Cap Equity Index Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	70
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	$ 306